S000063599 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nuveen ESG Large-Cap ETF | Nuveen ESG Large-Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	15.93%	19.06%	22.29%	(20.03%)	25.80%	22.32%